SCHEDULE OF COMMON STOCK (Details)	Dec. 31, 2024 shares
Tru Golf Nevada Shareholders Series A [Member]
Common Stock, Shares, Outstanding	115,005
Accrual Redemptions Ownership	43.40%
Tru Golf Nevada Shareholders Series B [Member]
Common Stock, Shares, Outstanding	34,337
Accrual Redemptions Ownership	13.00%
Private Placement Investors Two [Member]
Common Stock, Shares, Outstanding	11,429	[1]
Accrual Redemptions Ownership	4.30%	[1]
DMAQ Public Stockholders Three [Member]
Common Stock, Shares, Outstanding	29,202	[2]
Accrual Redemptions Ownership	11.00%	[2]
DMAQ Directors and Officers [Member]
Common Stock, Shares, Outstanding	5,600
Accrual Redemptions Ownership	2.10%
DMAQ Sponsor Four [Member]
Common Stock, Shares, Outstanding	63,250	[3]
Accrual Redemptions Ownership	23.90%	[3]
I Bankers Five [Member]
Common Stock, Shares, Outstanding	6,279	[4]
Accrual Redemptions Ownership	2.40%	[4]
Trugolf Holdings Inc [Member]
Common Stock, Shares, Outstanding	265,102
Accrual Redemptions Ownership	100.00%

[1]	DMAQ’s Insiders had an aggregate of
[2]	Prior to and in connection with the approval of the Business Combination, holders of
[3]	In connection with the Business Combination,
[4]	Reflects the payment of the transaction fee pursuant to the BCMA Amendment due at Closing, which was paid to I-Bankers equal to (i) $